Cover	12 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	F-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	WinVest Acquisition Corp.
Entity Central Index Key	0001854463
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Clarence Thomas Building
Entity Address, Address Line Two	P.O. Box 4649
Entity Address, City or Town	Road Town Tortola
Entity Address, Country	VG
City Area Code	(617)
Local Phone Number	658-3094
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Auditor Opinion [Text Block]	We have audited the accompanying balance sheets of WinVest Acquisition Corp. (the “Company”) as of December 31, 2024 and 2023, the related statements of operations, changes in stockholders’ deficit and cash flows for each of the two years in the period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	125 Cambridgepark Drive
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02140
City Area Code	(617)
Local Phone Number	658-3094
Contact Personnel Name	Manish Jhunjhunwala